Consolidated Statement of Stockholders' Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Common Stock Subscribed	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2012	103,660,905
Beginning balance, amount at Dec. 31, 2012	$ 17,646,580	$ 4,965,842	$ 61,475	$ (22,850,201)	$ (176,304)
Issuance of common shares for cash, shares	6,500,000
Issuance of common shares for cash, amount	$ 65,000				65,000
Issuance of common shares for settlement of related party payable, shares	5,200,000
Issuance of common shares for settlement of related party payable, amount	$ 52,000				$ 52,000
Issuance of common shares for services, amount
Issuance of common shares on conversion of debt, shares	6,378,209
Issuance of common shares on conversion of debt, amount	$ 181,242				$ 181,242
Common stock subscribed, shares at Dec. 31, 2013	675,000
Common stock subscribed, amount at Dec. 31, 2013	$ 11,475		$ (11,475)
Net loss for the year				$ (441,973)	$ (441,973)
Ending balance, shares at Dec. 31, 2013	122,414,114
Ending balance, amount at Dec. 31, 2013	$ 17,956,297	$ 4,965,842	$ 50,000	$ (23,292,174)	(320,035)
Issuance of common shares for cash, shares	69,000,000
Issuance of common shares for cash, amount	$ 100,000				100,000
Issuance of common shares for services, shares	2,000,000
Issuance of common shares for services, amount	$ 88,190				(88,190)
Issuance of common shares on conversion of debt, shares	18,427,675
Issuance of common shares on conversion of debt, amount	$ 589,864				589,864
Net loss for the year				$ (712,087)	(712,087)
Ending balance, shares at Dec. 31, 2014	211,841,789
Ending balance, amount at Dec. 31, 2014	$ 18,734,351	$ 4,965,842	$ 50,000	$ (24,004,261)	$ (254,068)